Income Taxes (Schedule Of Global Tax Activities) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Income Tax Disclosure [Line Items]
Pre-tax income (loss)		$ 1,603,051		$ 991,488		$ 309,363
Tax variance as a result of global activities	[1]	(210,854)		(116,277)		(51,544)
Income (Loss) arising from non-taxable items		(237,352)	[2]	(74,590)	[2]	1,428
Income from continuing operations before income tax		1,365,699		916,898		310,791
The Netherlands [Member]
Income Tax Disclosure [Line Items]
Pre-tax income (loss)		$ 175,897		$ 26,081		$ 22,106
Local statutory tax rate	[3]	25.00%		25.00%		25.00%
Variance to Dutch statutory tax rate of 25.0%		0.00%		0.00%		0.00%
Ireland [Member]
Income Tax Disclosure [Line Items]
Pre-tax income (loss)		$ 1,212,190		$ 694,605		$ 135,424
Local statutory tax rate	[3]	12.50%		12.50%		12.50%
Variance to Dutch statutory tax rate of 25.0%		(12.50%)		(12.50%)		(12.50%)
Tax variance as a result of global activities	[1]	$ (151,524)		$ (86,826)		$ (16,928)
United States Of America [Member]
Income Tax Disclosure [Line Items]
Pre-tax income (loss)		$ (43,825)		$ 95,585		$ 10,354
Local statutory tax rate	[3]	36.30%		38.30%		35.60%
Variance to Dutch statutory tax rate of 25.0%		11.30%		13.30%		10.60%
Tax variance as a result of global activities	[1]	$ (4,952)		$ 12,713		$ 1,098
Sweden [Member]
Income Tax Disclosure [Line Items]
Pre-tax income (loss)						$ (1,848)
Local statutory tax rate	[3]					18.60%
Variance to Dutch statutory tax rate of 25.0%						(6.40%)
Tax variance as a result of global activities	[1]					$ 118
Isle Of Man [Member]
Income Tax Disclosure [Line Items]
Pre-tax income (loss)		$ 181,118		$ 167,689		$ 143,327
Local statutory tax rate	[3]	0.00%		0.00%		0.00%
Variance to Dutch statutory tax rate of 25.0%		(25.00%)		(25.00%)		(25.00%)
Tax variance as a result of global activities	[1]	$ (45,280)		$ (41,922)		$ (35,832)
Other [Member]
Income Tax Disclosure [Line Items]
Pre-tax income (loss)		$ 77,671		$ 7,528
Local statutory tax rate	[3]	13.30%		23.00%
Variance to Dutch statutory tax rate of 25.0%		(11.70%)		(2.00%)
Tax variance as a result of global activities	[1]	$ (9,099)		$ (242)

[1]	The tax variance as a result of global activities is primarily caused by our operations in countries with a lower statutory tax rate than the statutory tax rate in the Netherlands.
[2]	The 2015 non-taxable income included the non-deductible intercompany interest allocated to the United States of America, non-deductible share-based compensation in the Netherlands, non-deductible costs relating to the transfer of certain functions from the Netherlands to Ireland, and a valuation allowance taken in respect of U.S. and Dutch tax losses. The 2014 non-taxable income included the non-deductible intercompany interest allocated to the United States of America, non-deductible share-based compensation in the Netherlands and the non-deductible transaction costs from the ILFC Transaction.
[3]	The local statutory income tax expense for our significant tax jurisdictions (the Netherlands, Ireland, the United States of America and Isle of Man) does not differ from the actual income tax expense.